Long-term debt - Schedule of Principal Payments (Details) $ in Millions	Jun. 30, 2026 USD ($)
Long-term Debt, Fiscal Year Maturity [Abstract]
Year 1	$ 923.8
Year 2	106.9
Year 3	46.1
Year 4	1,072.1
Year 5	683.2
Thereafter	3,855.6
Total	$ 6,687.7